NOTE PAYABLES - RELATED PARTY (Details Narrative) - USD ($)		1 Months Ended					3 Months Ended	12 Months Ended
	Feb. 02, 2018	Sep. 28, 2017	Aug. 29, 2017	Aug. 22, 2017	Dec. 22, 2016	Dec. 16, 2016	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Purchase of promissory note						$ 1,035,000
Payment of note payable related party								$ 960,000	$ 75,000
Imputed interest								46,340
Warrants exercisable price					$ 2.50
Interest expenses							$ 0	74,896
Note payable related party [Member]
Proceed from related party			$ 100,000
Purchase of warrants			$ 40,000
Warrants exercisable price			$ 0.50
Warrant term			2 years
Value of warrant			$ 46,188
Interest expenses			$ 46,188
Hallam, Inc
Payment of note payable related party		$ 200,000		$ 200,000
Hallam, Inc | Note payable Two [Member]
Payment of note payable related party	$ 100,000
Hallam, Inc | Note payable One [Member]
Payment of note payable related party				$ 100,000
Mansfield L.L.C | Note payable related party [Member]
Purchase of promissory note						$ 1,035,000
Payment of note payable related party								$ 1,035,000
Imputed interest									$ 46,340